Equity - accumulated losses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Equity - accumulated losses [Abstract]
Accumulated losses at the beginning of the financial period	$ (69,906)	$ (60,352)
Loss after income tax expense for the period	(4,070)	(9,554)
Accumulated losses at the end of the financial period	$ (73,976)	$ (69,906)